American Funds 2060 Target Date Retirement Fund® Summary prospectus April 7, 2017

Class	A	C	T	F-1	F-2	F-3	R-1
	AANTX	CCKTX	TDSSX	FAWTX	FBKTX	FCKTX	RANTX
Class	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	RBNTX	RBENX	RCNTX	RDKTX	RHKTX	REMTX	RFUTX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated April 7, 2017, are incorporated by reference into this summary prospectus.

Investment objectives Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 88 of the prospectus and on page 90 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.21%	1.00%	0.25%	0.22%	none	none	0.91%
Other expenses	0.35	0.32	0.27[2]	0.18	0.42%	0.31%[2]	0.36
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	0.97	1.73	0.93	0.81	0.83	0.72	1.68
Expense reimbursement[3]	0.21	0.17	0.11	0.06	0.27	0.25	0.19
Total annual fund operating expenses after expense reimbursement	0.76	1.56	0.82	0.75	0.56	0.47	1.49

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.58%	0.50%	0.25%	none	none	none
Other expenses	0.57	0.35	0.39	0.29	0.24%	0.22%	0.19%
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	1.73	1.34	1.30	0.95	0.65	0.63	0.60
Expense reimbursement[3]	0.17	0.11	0.17	0.14	0.03	0.12	0.14
Total annual fund operating expenses after expense reimbursement	1.56	1.23	1.13	0.81	0.62	0.51	0.46

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$ 648	$ 259	$ 332	$ 77	$ 57	$ 48	$ 152	$ 159	$ 125
3 years	847	528	528	253	238	205	511	528	414
5 years	1,061	923	741	444	434	376	895	923	724
10 years	1,678	2,027	1,354	996	1,000	871	1,971	2,027	1,603

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$ 115	$ 83	$ 63	$ 52	$ 47		1 year	$ 159
3 years	395	289	205	190	178		3 years	528
5 years	697	512	359	339	321		5 years	923
10 years	1,553	1,154	808	775	737		10 years	2,027

Portfolio turnover The fund pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

1     American Funds 2060 Target Date Retirement Fund / Summary prospectus

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments. The fund is designed for investors who plan to retire in, or close to, the year designated in the fund’s name.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The allocations shown reflect the fund’s target allocations as of January 1, 2017.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds 2060 Target Date Retirement Fund / Summary prospectus     2

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

3     American Funds 2060 Target Date Retirement Fund / Summary prospectus

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

American Funds 2060 Target Date Retirement Fund / Summary prospectus     4

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Index represents a portion of the equity securities in the U.S. in which certain underlying funds may invest. The MSCI® All Country World ex USA Index represents a portion of the equity securities outside the U.S. in which certain underlying funds may invest. The Bloomberg Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. The Lipper Mixed-Asset Target 2055+ Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	3/27/2015	1.83%	–0.06%
– After taxes on distributions		1.31	–0.44
– After taxes on distributions and sale of fund shares		1.52	–0.02

Share classes	Inception date	1 year	Lifetime
C	3/27/2015	6.15%	2.60%
F-1	3/27/2015	8.10	3.46
F-2	3/27/2015	8.20	3.61
R-1	3/27/2015	7.26	2.94
R-2	3/27/2015	7.24	2.67
R-2E	3/27/2015	7.56	3.16
R-3	3/27/2015	7.65	3.02
R-4	3/27/2015	8.00	3.38
R-5E	11/20/2015	8.14	5.34
R-5	3/27/2015	8.29	3.65
R-6	3/27/2015	8.41	3.72

Indexes	1 year	Lifetime (from Class A inception)
S&P Target Date Through 2060+ Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.24%	3.49%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	7.08
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	–2.95
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	0.96
Lipper Mixed-Asset Target 2055+ Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.00	2.12

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

5     American Funds 2060 Target Date Retirement Fund / Summary prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	2 years	Partner – Capital Fixed Income Investors
Alan N. Berro Senior Vice President	2 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	2 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	2 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	2 years	Partner – Capital World Investors
Bradley J. Vogt Senior Vice President	2 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account or payroll deduction savings plan account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may be subject to state and local taxes unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds 2060 Target Date Retirement Fund / Summary prospectus     6

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.

MFGEIPX-083-0417P Litho in USA CGD/DFS/9773 Investment Company File No. 811-21981

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

American Funds Target Date Retirement Series® Summary Prospectus Amendment April 7, 2017

For the following summary prospectuses dated January 1, 2017

American Funds 2060 Target Date Retirement Fund®

American Funds 2055 Target Date Retirement Fund®

American Funds 2050 Target Date Retirement Fund®

American Funds 2045 Target Date Retirement Fund®

American Funds 2040 Target Date Retirement Fund®

American Funds 2035 Target Date Retirement Fund®

American Funds 2030 Target Date Retirement Fund®

American Funds 2025 Target Date Retirement Fund®

American Funds 2020 Target Date Retirement Fund®

American Funds 2015 Target Date Retirement Fund®

American Funds 2010 Target Date Retirement Fund®

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about April 7, 2017 the funds listed on the cover of this amendment expect to issue Class T shares. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the cover of this amendment and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated April 7, 2017, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed on the cover of this amendment is amended by supplementing the “Shareholder fees” table with the additional column captioned “T” set forth below. Shareholder fee information for all other share classes, as well as footnotes in the summary prospectus, remain unchanged.

Shareholder fees (fees paid directly from your investment)

Share class:	T

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table with the additional column captioned “T” set forth under such fund’s name below and (ii) supplementing the cumulative estimated expense example table under the heading “Example” with the additional column captioned “T” set forth under such fund’s name below. Expense information for all other share classes (which are shown for comparative purposes only) remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds 2060 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.21%	1.00%	0.25%		0.22%	none	none
Other expenses	0.35	0.32	0.27	[2]	0.18	0.42%	0.31%[2]
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41		0.41	0.41	0.41
Total annual fund operating expenses	0.97	1.73	0.93		0.81	0.83	0.72
Expense reimbursement[3]	0.21	0.17	0.11		0.06	0.27	0.25
Total annual fund operating expenses after expense reimbursement	0.76	1.56	0.82		0.75	0.56	0.47

[2]	Based on estimated amounts for the current fiscal year.

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$648	$259	$332	$77	$57	$48
3 years	847	528	528	253	238	205
5 years	1,061	923	741	444	434	376
10 years	1,678	2,027	1,354	996	1,000	871

American Funds 2055 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.22%	1.00%	0.25%		0.25%	none	none
Other expenses	0.14	0.14	0.14	[2]	0.14	0.13%	0.04%[2]
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41		0.41	0.41	0.41
Total annual fund operating expenses	0.77	1.55	0.80		0.80	0.54	0.45
Expense reimbursement	—	—	—		—	—	0.01	[3]
Total annual fund operating expenses after expense reimbursement	0.77	1.55	0.80		0.80	0.54	0.44

[2]	Based on estimated amounts for the current fiscal year.

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

1	American Funds Target Date Retirement Series / Summary Prospectus Amendment

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$649	$258	$330	$82	$55	$45
3 years	807	490	499	255	173	143
5 years	978	845	683	444	302	251
10 years	1,474	1,845	1,215	990	677	566

American Funds 2050 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.22%	1.00%	0.25%		0.25%	none	none
Other expenses	0.13	0.13	0.13	[2]	0.13	0.12%	0.03%[2]
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41		0.41	0.41	0.41
Total annual fund operating expenses	0.76	1.54	0.79		0.79	0.53	0.44
Expense reimbursement	—	—	—		—	—	0.013
Total annual fund operating expenses after expense reimbursement	0.76	1.54	0.79		0.79	0.53	0.43

[2]	Based on estimated amounts for the current fiscal year.

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$648	$257	$329	$81	$54	$44
3 years	804	486	496	252	170	140
5 years	973	839	678	439	296	245
10 years	1,463	1,834	1,203	978	665	554

American Funds 2045 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.21%	1.00%	0.25%		0.25%	none	none
Other expenses	0.13	0.12	0.13	[2]	0.12	0.11%	0.03%[2]
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41		0.41	0.41	0.41
Total annual fund operating expenses	0.75	1.53	0.79		0.78	0.52	0.44
Expense reimbursement	—	—	—		—	—	0.01	[3]
Total annual fund operating expenses after expense reimbursement	0.75	1.53	0.79		0.78	0.52	0.43

[2]	Based on estimated amounts for the current fiscal year.

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$647	$255	$329	$80	$53	$44
3 years	801	483	496	249	167	140
5 years	968	834	678	433	291	245
10 years	1,452	1,823	1,203	966	653	554

American Funds 2040 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.22%	1.00%	0.25%		0.25%	none	none
Other expenses	0.13	0.12	0.12	[2]	0.12	0.11%	0.03%[2]
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41		0.41	0.41	0.41
Total annual fund operating expenses	0.76	1.53	0.78		0.78	0.52	0.44
Expense reimbursement	—	—	—		—	—	0.01	[3]
Total annual fund operating expenses after expense reimbursement	0.76	1.53	0.78		0.78	0.52	0.43

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

American Funds Target Date Retirement Series / Summary Prospectus Amendment	2

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$648	$256	$328	$80	$53	$44
3 years	804	483	493	249	167	140
5 years	973	834	672	433	291	245
10 years	1,463	1,824	1,192	966	653	554

American Funds 2035 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.23%	1.00%	0.25%		0.25%	none	none
Other expenses	0.12	0.12	0.12	[2]	0.13	0.11%	0.02%[2]
Acquired (underlying) fund fees and expenses	0.40	0.40	0.40		0.40	0.40	0.40
Total annual fund operating expenses	0.75	1.52	0.77		0.78	0.51	0.42
Expense reimbursement	—	—	—		—	—	0.01	[3]
Total annual fund operating expenses after expense reimbursement	0.75	1.52	0.77		0.78	0.51	0.41

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$647	$255	$327	$80	$52	$42
3 years	801	480	490	249	164	134
5 years	968	829	667	433	285	234
10 years	1,452	1,813	1,180	966	640	529

American Funds 2030 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.23%	1.00%	0.25%		0.25%	none	none
Other expenses	0.12	0.12	0.12	[2]	0.12	0.11%	0.02%[2]
Acquired (underlying) fund fees and expenses	0.39	0.39	0.39		0.39	0.39	0.39
Total annual fund operating expenses	0.74	1.51	0.76		0.76	0.50	0.41
Expense reimbursement	—	—	—		—	—	0.01	[3]
Total annual fund operating expenses after expense reimbursement	0.74	1.51	0.76		0.76	0.50	0.40

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$646	$254	$326	$78	$51	$41
3 years	798	477	487	243	160	131
5 years	963	824	662	422	280	229
10 years	1,441	1,802	1,169	942	628	517

American Funds 2025 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.25%		0.25%	none	none
Other expenses	0.13	0.12	0.12	[2]	0.12	0.11%	0.02%[2]
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37		0.37	0.37	0.37
Total annual fund operating expenses	0.74	1.49	0.74		0.74	0.48	0.39
Expense reimbursement	—	—	—		—	—	0.01	[3]
Total annual fund operating expenses after expense reimbursement	0.74	1.49	0.74		0.74	0.48	0.38

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$646	$252	$324	$76	$49	$39
3 years	798	471	481	237	154	124
5 years	963	813	651	411	269	218
10 years	1,441	1,779	1,145	918	604	492

3	American Funds Target Date Retirement Series / Summary Prospectus Amendment

American Funds 2020 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.25%		0.25%	none	none
Other expenses	0.13	0.12	0.12	[2]	0.13	0.11%	0.02%[2]
Acquired (underlying) fund fees and expenses	0.35	0.35	0.35		0.35	0.35	0.35
Total annual fund operating expenses	0.72	1.47	0.72		0.73	0.46	0.37
Expense reimbursement	—	—	—		—	—	0.01	[3]
Total annual fund operating expenses after expense reimbursement	0.72	1.47	0.72		0.73	0.46	0.36

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$644	$250	$322	$75	$47	$37
3 years	792	465	474	233	148	118
5 years	953	803	641	406	258	207
10 years	1,418	1,757	1,122	906	579	467

American Funds 2015 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.25%		0.25%	none	none
Other expenses	0.13	0.13	0.12	[2]	0.13	0.11%	0.02%[2]
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33		0.33	0.33	0.33
Total annual fund operating expenses	0.70	1.46	0.70		0.71	0.44	0.35
Expense reimbursement	—	—	—		—	—	0.01	[3]
Total annual fund operating expenses after expense reimbursement	0.70	1.46	0.70		0.71	0.44	0.34

[2]	Based on estimated amounts for the current fiscal year.

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$642	$249	$320	$73	$45	$35
3 years	786	462	468	227	141	112
5 years	942	797	630	395	246	196
10 years	1,395	1,746	1,099	883	555	442

American Funds 2010 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.25%		0.25%	none	none
Other expenses	0.14	0.13	0.13	[2]	0.13	0.12%	0.03%[2]
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33		0.33	0.33	0.33
Total annual fund operating expenses	0.71	1.46	0.71		0.71	0.45	0.36
Expense reimbursement	—	—	—		—	—	0.01	[3]
Total annual fund operating expenses after expense reimbursement	0.71	1.46	0.71		0.71	0.45	0.35

[2]	Based on estimated amounts for the current fiscal year.

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$643	$249	$321	$73	$46	$36
3 years	789	462	471	227	144	115
5 years	947	797	635	395	252	201
10 years	1,407	1,746	1,110	883	567	455

American Funds Target Date Retirement Series / Summary Prospectus Amendment	4

4.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

American Funds 2055 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	2/1/2010	1.75%	9.86%	8.89%
– After taxes on distributions		1.04	9.04	8.03
– After taxes on distributions and sale of fund shares		1.64	7.69	6.90

Share classes	Inception date	1 year	5 years	Lifetime

C	2/21/2014	6.17%	N/A	4.15%
F-1	2/21/2014	8.00	N/A	4.94
F-2	2/21/2014	8.22	N/A	5.16
R-1	2/1/2010	7.16	10.27%	8.95
R-2	2/1/2010	7.21	10.36	9.03
R-2E	8/29/2014	7.53	N/A	3.15
R-3	2/1/2010	7.64	10.78	9.43
R-4	2/1/2010	7.93	11.12	9.78
R-5E	11/20/2015	8.17	N/A	5.36
R-5	2/1/2010	8.34	11.45	10.12
R-6	2/1/2010	8.30	11.50	10.16

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

S&P Target Date Through 2055 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.24%	10.98%	10.00%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	14.66	13.37
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.00	3.68
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	2.23	3.47
Lipper Mixed-Asset Target 2055+ Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.00	N/A	N/A

5	American Funds Target Date Retirement Series / Summary Prospectus Amendment

American Funds 2050 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	2/1/2007	1.75%	9.84%	5.00%
– After taxes on distributions		0.96	8.94	4.14
– After taxes on distributions and sale of fund shares		1.70	7.68	3.72

Share classes	Inception date	1 year	5 years	Lifetime

C	2/21/2014	6.16%	N/A	4.15%
F-1	2/21/2014	7.97	N/A	4.94
F-2	2/21/2014	8.22	N/A	5.19
R-1	2/1/2007	7.11	10.29%	4.81
R-2	2/1/2007	7.11	10.36	4.85
R-2E	8/29/2014	7.52	N/A	3.11
R-3	2/1/2007	7.64	10.81	5.27
R-4	2/1/2007	7.98	11.14	5.61
R-5E	11/20/2015	8.22	N/A	5.36
R-5	2/1/2007	8.26	11.49	5.93
R-6	7/13/2009	8.33	11.52	12.16

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

S&P Target Date Through 2050 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.19%	10.94%	5.10%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	14.66	6.79
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.00	0.80
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	2.23	4.39
Lipper Mixed-Asset Target 2050 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.87	9.46	N/A

American Funds Target Date Retirement Series / Summary Prospectus Amendment	6

American Funds 2045 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	2/1/2007	1.68%	9.84%	5.00%
– After taxes on distributions		0.90	8.96	4.19
– After taxes on distributions and sale of fund shares		1.66	7.68	3.73

Share classes	Inception date	1 year	5 years	Lifetime

C	2/21/2014	6.09%	N/A	4.10%
F-1	2/21/2014	7.84	N/A	4.91
F-2	2/21/2014	8.15	N/A	5.17
R-1	2/1/2007	7.01	10.26%	4.80
R-2	2/1/2007	7.09	10.36	4.85
R-2E	8/29/2014	7.45	N/A	3.10
R-3	2/1/2007	7.53	10.77	5.26
R-4	2/1/2007	7.93	11.12	5.60
R-5E	11/20/2015	8.07	N/A	5.28
R-5	2/1/2007	8.20	11.47	5.92
R-6	7/13/2009	8.27	11.51	12.15

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

S&P Target Date Through 2045 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.04%	10.84%	5.04%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	14.66	6.79
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.00	0.80
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	2.23	4.39
Lipper Mixed-Asset Target 2045 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.76	9.78	N/A

7	American Funds Target Date Retirement Series / Summary Prospectus Amendment

American Funds 2040 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	2/1/2007	1.59%	9.78%	4.97%
– After taxes on distributions		0.79	8.85	4.15
– After taxes on distributions and sale of fund shares		1.62	7.63	3.71

Share classes	Inception date	1 year	5 years	Lifetime

C	2/21/2014	5.96%	N/A	4.05%
F-1	2/21/2014	7.73	N/A	4.80
F-2	2/21/2014	8.05	N/A	5.09
R-1	2/1/2007	6.95	10.20%	4.78
R-2	2/1/2007	6.94	10.29	4.82
R-2E	8/29/2014	7.34	N/A	2.97
R-3	2/1/2007	7.39	10.71	5.24
R-4	2/1/2007	7.82	11.09	5.58
R-5E	11/20/2015	8.04	N/A	5.25
R-5	2/1/2007	8.10	11.40	5.90
R-6	7/27/2009	8.17	11.46	11.00

			Lifetime (from Class A
Indexes	1 year	5 years	inception)

S&P Target Date Through 2040 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	9.80%	10.66%	5.10%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	14.66	6.79
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.00	0.80
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	2.23	4.39
Lipper Mixed-Asset Target 2040 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.49	9.25	3.93

American Funds Target Date Retirement Series / Summary Prospectus Amendment	8

American Funds 2035 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	2/1/2007	1.49%	9.63%	4.91%
– After taxes on distributions		0.70	8.69	4.05
– After taxes on distributions and sale of fund shares		1.55	7.50	3.65

Share classes	Inception date	1 year	5 years	Lifetime

C	2/21/2014	5.83%	N/A	4.00%
F-1	2/21/2014	7.67	N/A	4.79
F-2	2/21/2014	7.89	N/A	5.05
R-1	2/1/2007	6.80	10.06%	4.72
R-2	2/1/2007	6.92	10.15	4.77
R-2E	8/29/2014	7.13	N/A	2.94
R-3	2/1/2007	7.31	10.57	5.18
R-4	2/1/2007	7.65	10.92	5.52
R-5E	11/20/2015	7.86	N/A	5.16
R-5	2/1/2007	7.94	11.24	5.83
R-6	7/13/2009	8.00	11.31	12.02

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

S&P Target Date Through 2035 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	9.48%	10.38%	5.07%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	14.66	6.79
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.00	0.80
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	2.23	4.39
Lipper Mixed-Asset Target 2035 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.34	9.23	N/A

9	American Funds Target Date Retirement Series / Summary Prospectus Amendment

American Funds 2030 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	2/1/2007	1.10%	9.45%	4.86%
– After taxes on distributions		0.31	8.47	4.00
– After taxes on distributions and sale of fund shares		1.29	7.34	3.61

Share classes	Inception date	1 year	5 years	Lifetime

C	2/21/2014	5.46%	N/A	3.86%
F-1	2/21/2014	7.35	N/A	4.65
F-2	2/21/2014	7.59	N/A	4.92
R-1	2/1/2007	6.46	9.89%	4.68
R-2	2/1/2007	6.53	9.97	4.72
R-2E	8/29/2014	6.90	N/A	2.77
R-3	2/1/2007	6.98	10.39	5.14
R-4	2/1/2007	7.34	10.74	5.48
R-5E	11/20/2015	7.48	N/A	4.99
R-5	2/1/2007	7.64	11.10	5.80
R-6	7/13/2009	7.71	11.14	11.92

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

S&P Target Date Through 2030 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	9.08%	9.94%	5.04%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	14.66	6.79
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.00	0.80
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	2.23	4.39
Lipper Mixed-Asset Target 2030 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.04	8.50	3.99

American Funds Target Date Retirement Series / Summary Prospectus Amendment	10

American Funds 2025 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	2/1/2007	0.84%	8.72%	4.49%
– After taxes on distributions		0.10	7.76	3.59
– After taxes on distributions and sale of fund shares		1.06	6.73	3.28

Share classes	Inception date	1 year	5 years	Lifetime

C	2/21/2014	5.19%	N/A	3.52%
F-1	2/21/2014	6.89	N/A	4.27
F-2	2/21/2014	7.24	N/A	4.57
R-1	2/1/2007	6.15	9.17%	4.32
R-2	2/1/2007	6.16	9.25	4.36
R-2E	8/29/2014	6.49	N/A	2.48
R-3	2/1/2007	6.55	9.65	4.77
R-4	2/1/2007	6.91	10.01	5.11
R-5E	11/20/2015	7.13	N/A	4.89
R-5	2/1/2007	7.21	10.36	5.42
R-6	7/13/2009	7.36	10.40	11.34

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

S&P Target Date Through 2025 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.48%	9.34%	4.91%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	14.66	6.79
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.00	0.80
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	2.23	4.39
Lipper Mixed-Asset Target 2025 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.33	7.88	N/A

11	American Funds Target Date Retirement Series / Summary Prospectus Amendment

American Funds 2020 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	2/1/2007	0.62%	7.30%	4.00%
– After taxes on distributions		–0.11	6.40	3.09
– After taxes on distributions and sale of fund shares		0.89	5.57	2.87

Share classes	Inception date	1 year	5 years	Lifetime

C	2/21/2014	4.93%	N/A	3.47%
F-1	2/21/2014	6.78	N/A	4.24
F-2	2/21/2014	6.93	N/A	4.49
R-1	2/1/2007	5.96	7.74%	3.84
R-2	2/1/2007	5.95	7.82	3.88
R-2E	8/29/2014	6.31	N/A	2.49
R-3	2/1/2007	6.38	8.24	4.29
R-4	2/1/2007	6.66	8.57	4.62
R-5E	11/20/2015	6.91	N/A	4.89
R-5	2/1/2007	6.99	8.91	4.93
R-6	7/13/2009	7.05	8.95	10.27

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

S&P Target Date Through 2020 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.83%	8.49%	4.70%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	14.66	6.79
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.00	0.80
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	2.23	4.39
Lipper Mixed-Asset Target 2020 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.58	6.86	4.07

American Funds Target Date Retirement Series / Summary Prospectus Amendment	12

American Funds 2015 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	2/1/2007	0.95%	6.39%	3.84%
– After taxes on distributions		0.18	5.31	2.79
– After taxes on distributions and sale of fund shares		1.05	4.82	2.71

Share classes	Inception date	1 year	5 years	Lifetime

C	2/21/2014	5.42%	N/A	3.29%
F-1	2/21/2014	7.18	N/A	4.07
F-2	2/21/2014	7.50	N/A	4.33
R-1	2/1/2007	6.27	6.83%	3.68
R-2	2/1/2007	6.37	6.90	3.73
R-2E	8/29/2014	6.79	N/A	2.40
R-3	2/1/2007	6.83	7.32	4.13
R-4	2/1/2007	7.23	7.67	4.47
R-5E	11/20/2015	7.40	N/A	5.41
R-5	2/1/2007	7.59	7.98	4.79
R-6	7/13/2009	7.55	8.04	9.51

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

S&P Target Date Through 2015 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.05%	7.57%	4.69%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	14.66	6.79
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.00	0.80
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	2.23	4.39
Lipper Mixed-Asset Target 2015 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.51	5.94	3.77

13	American Funds Target Date Retirement Series / Summary Prospectus Amendment

American Funds 2010 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	2/1/2007	1.08%	5.57%	3.61%
– After taxes on distributions		0.37	4.38	2.44
– After taxes on distributions and sale of fund shares		1.04	4.10	2.47

Share classes	Inception date	1 year	5 years	Lifetime

C	2/21/2014	5.34%	N/A	3.18%
F-1	2/21/2014	7.17	N/A	3.95
F-2	2/21/2014	7.42	N/A	4.21
R-1	2/1/2007	6.32	5.99%	3.45
R-2	2/1/2007	6.40	6.08	3.50
R-2E	8/29/2014	6.59	N/A	2.24
R-3	2/1/2007	6.75	6.48	3.90
R-4	2/1/2007	7.13	6.82	4.24
R-5E	11/20/2015	7.39	N/A	5.43
R-5	2/1/2007	7.39	7.12	4.55
R-6	7/13/2009	7.45	7.19	8.96

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

S&P Target Date Through 2010 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.17%	6.50%	4.56%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	14.66	6.79
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.00	0.80
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	2.23	4.39
Lipper Mixed-Asset Target 2010 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.51	5.46	3.86

5.	The “Investment results” section of the summary prospectus for American Funds 2060 Target Date Retirement Fund is amended by replacing the current disclosure set forth thereunder in its entirety with the disclosure set forth below.

American Funds 2060 Target Date Retirement Fund

Investment results The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Index represents a portion of the equity securities in the U.S. in which certain underlying funds may invest. The MSCI® All Country World ex USA Index represents a portion of the equity securities outside the U.S. in which certain underlying funds may invest. The Bloomberg Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. The Lipper Mixed-Asset Target 2055+ Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

American Funds Target Date Retirement Series / Summary Prospectus Amendment	14

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	Lifetime

A – Before taxes	3/27/2015	1.83%	–0.06%
– After taxes on distributions		1.31	–0.44
– After taxes on distributions and sale of fund shares		1.52	–0.02

Share classes	Inception date	1 year	Lifetime

C	3/27/2015	6.15%	2.60%
F-1	3/27/2015	8.10	3.46
F-2	3/27/2015	8.20	3.61
R-1	3/27/2015	7.26	2.94
R-2	3/27/2015	7.24	2.67
R-2E	3/27/2015	7.56	3.16
R-3	3/27/2015	7.65	3.02
R-4	3/27/2015	8.00	3.38
R-5E	11/20/2015	8.14	5.34
R-5	3/27/2015	8.29	3.65
R-6	3/27/2015	8.41	3.72

		Lifetime
		(from Class A
Indexes	1 year	inception)

S&P Target Date Through 2060+ Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.24%	3.49%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	7.08
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	–2.95
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	0.96
Lipper Mixed-Asset Target 2055+ Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.00	2.12

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Lit. No. MFGEBS-215-0417P   Litho in USA   CGD/ALD/10039-S58606